Commitments and contingencies (Details 3) - Minera Yanacocha SRL and subsidiary [member] - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Letters of guarantee outstanding, amount		$ 539,251	$ 503,729
BBVA Continental [member]
Letters of guarantee outstanding, amount		190,000	190,000
Banco de Credito del Peru [member]
Letters of guarantee outstanding, amount	[1]	114,251	123,729
Scotiabank [member]
Letters of guarantee outstanding, amount		$ 235,000	$ 190,000

[1]	Letters of guarantee of Banco de Credito del Peru include US$6,321,000 related to San Jose Reservoir Trust in 2017. In 2018 letters of guarantee were not required.